PREPAID EXPENSES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments and accrued income including contract assets [abstract]
Beginning balance	R$ 1,986,764	R$ 1,433,893
Additions	1,812,437	1,255,877
Write-offs (amortizations)	(956,377)	(703,006)
Ending balance	R$ 2,842,824	R$ 1,986,764